Property, Plant and Equipment (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
trx_IssueOfEquitySettlementOfDebt
Current finance lease liabilities	$ 88,207	$ 78,784
Interest expense on lease liabilities	$ 10,058	$ 10,248	$ 10,034